Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	$ (154)	$ (184)
Total realized and unrealized gains (losses) included in income	(17)	31
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(7)	(33)
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	(2)
Transfers Out of Level 3	3	(20)
Fair value ending balance	(176)	(208)
Change in Unrealized gain (losses) on instruments still held	(35)	(10)
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(126)	(156)
Total realized and unrealized gains (losses) included in income	(23)	(24)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	12	16
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(137)	(164)
Change in Unrealized gain (losses) on instruments still held	(12)	(9)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(6)	4
Total realized and unrealized gains (losses) included in income	2	(3)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	3	1
Fair value ending balance	(1)	2
Change in Unrealized gain (losses) on instruments still held	(1)	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(21)	(59)
Total realized and unrealized gains (losses) included in income	(6)	29
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	0	2
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	(2)
Transfers Out of Level 3	0	(21)
Fair value ending balance	(28)	(51)
Change in Unrealized gain (losses) on instruments still held	(5)	8
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(1)	27
Total realized and unrealized gains (losses) included in income	10	29
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(19)	(51)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(10)	5
Change in Unrealized gain (losses) on instruments still held	(17)	(8)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(22)	(44)
Total realized and unrealized gains (losses) included in income	38	50
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(54)	(60)
Movements Sales/Settlements	14	32
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(24)	(22)
Change in Unrealized gain (losses) on instruments still held	38	50
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	(985)	(416)
Total realized and unrealized gains (losses) included in income	(24)	(12)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(56)	(59)
Movements Sales/Settlements	21	4
Transfers into Level 3 of fair value hierarchy, liabilities	0	(3)
Transfers Out of Level 3	5	0
Fair value ending balance	(1,039)	(486)
Change in Unrealized gain (losses) on instruments still held	(43)	(11)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	980	845
Total realized and unrealized gains (losses) included in income	13	43
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	91	42
Movements Sales/ Settlements	(5)	(3)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,079	927
Change in Unrealized gain (losses) on instruments still held	17	32
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	980	845
Total realized and unrealized gains (losses) included in income	13	43
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	91	42
Movements Sales/ Settlements	(5)	(3)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,079	927
Change in Unrealized gain (losses) on instruments still held	17	32
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	2,404	2,537
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(13)	(15)
Movements purchases/Issuances	9	824
Movements Sales/ Settlements	(232)	(43)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	2,168	3,303
Change in Unrealized gain (losses) on instruments still held	(1)	(22)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	27	60
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(3)	7
Movements purchases/Issuances	3	0
Movements Sales/ Settlements	(1)	(4)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	26	63
Change in Unrealized gain (losses) on instruments still held	(3)	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	2,377	2,477
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	(10)	(22)
Movements purchases/Issuances	6	824
Movements Sales/ Settlements	(231)	(39)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	2,142	3,240
Change in Unrealized gain (losses) on instruments still held	2	(22)
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	142	49
Total realized and unrealized gains (losses) included in income	2	9
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	72	14
Movements Sales/ Settlements	(116)	(15)
Transfer Into Level 3	2	35
Transfers Out of Level 3	0	(7)
Fair value ending balance	102	85
Change in Unrealized gain (losses) on instruments still held	(2)	2
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	65	49
Total realized and unrealized gains (losses) included in income	3	9
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	72	14
Movements Sales/ Settlements	(81)	(15)
Transfer Into Level 3	2	35
Transfers Out of Level 3	0	(7)
Fair value ending balance	61	85
Change in Unrealized gain (losses) on instruments still held	(1)	2
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	10	0
Total realized and unrealized gains (losses) included in income	(1)	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	(2)	0
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	7	0
Change in Unrealized gain (losses) on instruments still held	0	0
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Fair value beginning balance	67	0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	(33)	0
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	34	0
Change in Unrealized gain (losses) on instruments still held	$ (1)	$ 0